S000107710 [Member] N-1A Cover	Aug. 21, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NORTHERN FUNDS
Entity Central Index Key	0000916620
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 21, 2026
Prospectus Date	Aug. 21, 2026